Taxes (Tables)	12 Months Ended
Mar. 31, 2020
Income Tax Disclosure [Abstract]
Components of the income tax benefit
	For the Year Ended
	March 31, 2020	March 31, 2019	March 31, 2018
Current income tax provision	$100,741	$9,627	$247,862
Deferred income tax provision (benefit)	111,757	(106,431)	(155,839)
Total	$212,498	$(96,804)	$92,023

Schedule of deferred tax assets
	As of March 31, 2020	As of March 31, 2019
Allowance for doubtful accounts	$113,062	$129,742
Deferred revenue	219,177	83,876
Net operating loss carry-forwards	465,059	402,876
Total deferred tax asset	797,298	616,494
Valuation allowance	(525,183)	(213,028)
Deferred tax assets, net	$272,115	$403,466

Schedule of effective tax rate
For the Years Ended
	March 31, 2020	March 31, 2019	March 31, 2018
Statutory PRC income tax rate	25%	25%	25.0%
Favorable tax rate impact (a)	(6.3)%	(11.1)%	(15.3)%
Permanent difference	(4.6)%	(1.6)%	(2.8)%
Change in valuation allowance	(29.0)%	(3.6)%	0.2%
Effective tax rate	(14.9)%	8.7%	7.1%

(a)	Distance Learning is subject to a favorable tax rate of 15%; Shanghai Xia Shu, Shanghai Xin Fu, Hunan Huafu, Nanjing Suyun, Guizhou Huafu, Fuzhou Huafu, Liaoning Huafu and Huafu Silu are subject to a favorable tax rate of 10%.

Schedule of taxes payable
	As of March 31, 2020	As of March 31, 2019
Income tax payable	$274,296	$285,821
Value added tax payable	26,239	24,585
Other taxes payable	13,517	8,279
Total	$314,052	$318,685